Derivative financial instruments (Notional amounts and fair values of derivatives outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total derivative assets
Derivative assets, fair value	$ 11,664	$ 69,105
Total derivative liabilities
Derivative liabilities, fair value	97,066	29,321
Not Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, Notional amount	2,442,000	2,523,500
Derivative assets, fair value	3,727	32,547
Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, Notional amount	400,000	0
Derivative assets, fair value	6,359	0
Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative assets
Derivative assets, Notional amount	488,616	1,900,957
Derivative assets, fair value	1,578	36,558
Total derivative liabilities
Derivative liabilities, notional amount	3,776,000	1,375,000
Derivative liabilities, fair value	$ 97,066	$ 29,321